Property and Equipment, Net	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,771
Production and other machineries	47,845	47,846
Total	79,608	79,612
Less: accumulated depreciation	(25,420)	(28,616)
Property and equipment, net	54,188	50,996

Depreciation charged to expense amounted to RMB2.6 million and RMB2.0 million for the six months ended September 30, 2023 and 2024, respectively.

No impairment for property and equipment was recorded for the six months ended September 30, 2023 and 2024.